UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07694

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

(Showing percentage of Total Value of Investments)

Morgan Stanley Emerging Markets Debt Fund, Inc.

		Face Amount	Value
		(000)	(000)
Debt Instruments (95.3%)
Argentina (0.4%)
Sovereign (0.4%)
Republic of Argentina,
8.28%, 12/31/33		$1,706	$979

Brazil (17.1%)
Corporate (1.0%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	4,240	2,195

Sovereign (16.1%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18(a)		$5,000	4,425
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	5,613	2,473
Federative Republic of Brazil,
6.00%, 1/17/17		$6,850	6,628
8.00%, 1/15/18		6,403	6,883
8.88%, 10/14/19 - 4/15/24		4,688	5,530
10.50%, 7/14/14		1,740	2,197
11.00%, 8/17/40		5,250	6,595
			34,731
			36,926
Bulgaria (0.6%)
Sovereign (0.6%)
Republic of Bulgaria,
8.25%, 1/15/15(a)		1,149	1,270

Chile (1.5%)
Corporate (1.5%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12(a)		3,090	3,174

Colombia (1.8%)
Sovereign (1.8%)
Republic of Colombia,
7.38%, 1/27/17		960	1,008
11.75%, 2/25/20		2,025	2,810
			3,818
Ecuador (2.1%)
Sovereign (2.1%)
Republic of Ecuador,
9.38%, 12/15/15		3,113	2,622
10.00%, 8/15/30		2,500	1,819
			4,441
Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17(a)		1,916	1,820

Indonesia (6.6%)
Corporate (1.5%)
Pindo Deli Finance Mauritius,
Tranche A, 4.83%, 4/28/15(a)(b)		484	351
Tranche B, 4.83%, 4/28/18(a)(b)		1,707	606
Tranche C, Zero Coupon, 4/28/25(b)		6,884	516
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 4.83%, 4/28/15(a)(b)		1,596	1,125
Tranche B, 4.83%, 4/28/18(a)(b)		1,477	495
Tranche C, Zero Coupon, 4/28/27(a)(b)		3,352	235
			3,328
Sovereign (5.1%)
Republic of Indonesia,
6.88%, 1/17/18(a)		2,452	2,243
7.75%, 1/17/38(a)		9,561	8,655
			10,898
			14,226
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
Zero Coupon, 3/31/18(c)		2,045	705

Kazakhstan (2.5%)
Sovereign (2.5%)
Intergas Finance BV,
6.38%, 5/14/17		610	460
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18(a)		5,720	4,891
			5,351
Mexico (15.6%)
Corporate (2.0%)
Pemex Project Funding Master Trust,
9.13%, 10/13/10		4,040	4,333

Sovereign (13.6%)
Mexican Bonos,
8.00%, 12/17/15	MXN	23,609	2,111
10.00%, 12/5/24		49,800	5,180
Pemex Project Funding Master Trust,
4.12%, 6/15/10(a)(b)		$4,250	4,192
5.75%, 3/1/18(a)		1,840	1,750
6.63%, 6/15/35		5,000	4,604
8.63%, 12/1/23		1,740	1,962
United Mexican States,
5.63%, 1/15/17		5,278	5,167
6.75%, 9/27/34		1,479	1,490
7.50%, 1/14/12		1	1
8.38%, 1/14/11		2,665	2,872
			29,329
			33,662

1

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley Emerging Markets Debt Fund, Inc.

		Face Amount	Value
		(000)	(000)
Nigeria (1.3%)
Sovereign (1.3%)
UBS AG, Federal Republic of Nigeria, Credit Linked Unsecured Notes,
Zero Coupon, 4/9/09	NGN	351,300	2,817

Panama (3.0%)
Sovereign (3.0%)
Republic of Panama,
7.13%, 1/29/26		$1,910	$1,967
7.25%, 3/15/15		1,148	1,197
9.38%, 4/1/29		2,663	3,315
			6,479
Peru (5.1%)
Sovereign (5.1%)
Republic of Peru,
6.55%, 3/14/37		2,613	2,410
8.38%, 5/3/16		1,150	1,231
8.75%, 11/21/33		3,846	4,596
9.88%, 2/6/15		2,342	2,682
			10,919
Philippines (5.5%)
Sovereign (5.5%)
Republic of Philippines,
8.88%, 3/17/15		7,308	8,185
9.00%, 2/15/13		2,240	2,475
9.50%, 2/2/30		909	1,130
			11,790
Qatar (0.9%)
Sovereign (0.9%)
State of Qatar (Registered),
9.75%, 6/15/30		1,260	1,969

Russia (14.1%)
Corporate (1.3%)
TNK-BP Finance S.A.,
7.88%, 3/13/18(a)		3,800	2,679

Sovereign (12.8%)
Citigroup, Inc., OJSC Russian Agricultural Bank, Credit Linked Unsecured Notes,
Zero Coupon, 2/24/10		2,414	2,026
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17(a)		2,004	1,436
7.18%, 5/16/13(a)		3,070	2,610
Russian Federation (Registered),
7.50%, 3/31/30(d)		10,098	10,224
12.75%, 6/24/28		4,000	6,430
Russian Federation,
7.50%, 3/31/30(a)(d)		867	877
Russian Ministry of Finance,
3.00%, 5/14/11		4,230	4,071
			27,674
			30,353
South Korea (0.5%)
Sovereign (0.5%)
Korea Development Bank,
5.30%, 1/17/13		1,000	994

Trinidad (0.9%)
Corporate (0.9%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36(a)		2,369	2,067

Turkey (7.8%)
Sovereign (7.8%)
Republic of Turkey,
6.75%, 4/3/18		6,005	5,645
11.00%, 1/14/13		7,145	8,235
11.50%, 1/23/12		320	365
11.88%, 1/15/30		1,737	2,503
			16,748
Venezuela (6.9%)
Sovereign (6.9%)
Republic of Venezuela,
9.25%, 9/15/27		9,581	7,171
10.75%, 9/19/13		8,330	7,685
			14,856
Total Debt Instruments (Cost $222,198)			205,364

		No. of
		Warrants
Warrants (0.3%)
Nigeria (0.3%)
Central Bank of Nigeria, expires 11/15/20		3,000	654

		Shares
Short-Term Investments (4.4%)
United States (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $9,518)(e)		9,518,094	9,518
Total Investments (100.0%) (Cost $231,716) +			215,536
Liabilities in Excess of Other Assets			(2,521)
Net Assets			$213,015

		No. of
		Warrants
Short Positions (0.6%)
Warrants (0.6%)
Venezuela (0.6%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (b)		38,250	1,364
Total Short Positions (Proceeds $—)			1,364

2

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley Emerging Markets Debt Fund, Inc.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(c)	Issuer is in default.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $77,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $102,594,000 and $99,036,000, respectively.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $231,716,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $16,180,000 of which $4,137,000 related to appreciated securities and $20,317,000 related to depreciated securities.

BRL	— Brazilian Real
MXN	— Mexican Peso
NGN	— Nigerian Naira

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury 2 yr. Note	33	$7,044	Dec-08	$(42)
U.S. Treasury 5 yr. Note	538	60,382	Dec-08	(294)
				$(336)

3

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

(Showing percentage of Total Value of Investments)

Morgan Stanley Emerging Markets Debt Fund, Inc.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

					Notional	Unrealized
	Floating Rate	Pay/Receive		Termination	Amount	Appreciation
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
JPMorgan Chase
	3 Month LIBOR	Pay	4.39%	12/11/12	$44,509	$1,295
						$1,295

LIBOR — London Inter Bank Offer Rate

4

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$9,518	$(336)
Level 2 - Other Significant Observable Inputs	204,654	1,295
Level 3 - Significant Unobservable Inputs	—	—
Total	$214,172	$959

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance as of 12/31/07	$422	$—
Accrued discounts/premiums	2	—
Realized gain (loss)	(138)	—
Change in unrealized appreciation (depreciation)	(63)	—
Net purchases (sales)	(223)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 9/30/08	$—	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 9/30/08	$—	$—

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008